Corporate and Group information (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Subsidiaries
The consolidated financial statements of the Group include:

Name	Legal seat	Country of incorporation	% of equity interest
			2020	2019
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	n/a
Pharvaris GmbH	Zug	Switzerland	100%	n/a